Preferred stock (Details Narrative)	1 Months Ended		2 Months Ended	3 Months Ended	11 Months Ended
	Jun. 30, 2014 USD ($) $ / shares shares	May. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	Jun. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares
Preferred stock shares authorized					10,000,000
Preferred stock shares par value | $ / shares					$ 0.001
Preferred stock shares issued				0	0
Proceeds from issuance of Preferred stock | $			$ 530,000	$ 0	$ 530,000
Seven Investor [Member]
Preferred stock shares issued	5,300	5,300	5,300
Number of investors	7	7
Preferred stock price per share | $ / shares	$ 100	$ 100
Proceeds from issuance of Preferred stock | $	$ 530,000	$ 530,000
Director [Member]
Preferred stock shares issued	2,300		2,300
Proceeds from issuance of Preferred stock | $	$ 230,000
Chief Executive Officer [Member]
Preferred stock shares issued	1,750		1,750
Proceeds from issuance of Preferred stock | $	$ 175,000